Stock-Based Compensation (Details 2) - Stock Option	1 Months Ended	9 Months Ended	12 Months Ended
	May 25, 2018	Sep. 30, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend Yield	0.00%
Risk-free interest rate	2.79%
Expected term (in years)	5 years 6 months 15 days
Volatility	70.00%
Omnibus Incentive Plan 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend Yield		0.00%	0.00%
Risk-free interest rate		1.49%
Expected term (in years)		5 years 7 months 24 days
Volatility		93.72%
Omnibus Incentive Plan 2014 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate			3.06%
Expected term (in years)			5 years 3 months 7 days
Volatility			70.00%
Omnibus Incentive Plan 2014 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate			3.10%
Expected term (in years)			5 years 6 months 29 days
Volatility			93.60%